RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

26.        RELATED PARTY BALANCES AND TRANSACTIONS

Save as disclosed elsewhere in the financial statements, significant balances and transactions with related parties are as follows:

a.           Amounts due from related parties

Name of related party	As of December 31, 2011	As of December 31, 2012
Wuxi Eastar Co., Ltd., company controlled by Mr. Piao’s family	148	2,294
	$148	$2,294

b.           Amounts due to related parties

Name of related party	As of December 31, 2011	As of December 31, 2012
Wuxi Quanhua Material Co., Ltd. (“WXQH”), company controlled by Mr. Piao’s family	$891	$1,126
Wuxi Bright Wanbang, equity investment of the Company	961	527
XuyiAihua Oil Pipe Anticorrosive Product Co., Ltd. (“XYAH”), company controlled by Mr. Piao’s family	1,486	1,869
Wuxi Longhua Steel Pipes Company Limited (“WXLH”), company controlled by Mr. Piao	11,110	—
Liaoning Daxing Steel Pipes Co., Ltd. and related companies, group of companies controlled by non-controlling investors of subsidiaries (“Liaoning Daxing Group”)	3,491	218
	$17,939	$3,740

c.            Transactions with related parties are as follows:

(a)              Sales of goods

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Bright Wanbang	$2,326	$3,351	$875
Wuxi Eastar Co., Ltd	—	12	10,535

(b)              Sales of waste materials

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Aihua Chemical Co., Ltd. (“WXAH”), company controlled by Mr. Piao’s family	$13	$19	$15
Liaoning Daxing Group	—	19	—

(c)              Purchase of goods

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
XYAH	$2,053	$3,069	$2,676
Wuxi Bright Wanbang	—	—	1,046
Wuxi Eastar Co., Ltd	—	—	20,018

(d)              Purchase of property, plant and equipment

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Eastar Co., Ltd	$20,530	$6,307	$2,837
Liaoning Daxing Group	4,173	16	—

Wuxi Eastar Co., Ltd purchased property and equipment on behalf of Wuxi Pipe as an agent.

(e)              Sale of property, plant and equipment

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Bright Wanbang	$—	$—	$7
Liaoning Daxing Group	—	30	—

(f)              Transportation charges

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
WXQH	$1,082	$1,665	$1,744
Liaoning Daxing Group	176	528	225

WXQH and Liaoning Daxing Group provided certain delivery services to the Company.

(g)              Rental of premises and vehicles

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
WXLH	$805	$844	$119
Liaoning Daxing Group	23	41	—

The Company leased certain areas for production use from WXLH and rented vehicles from Liaoning Daxing Group.

(h)              Electricity charges

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Liaoning Daxing Group	$127	$—	$—

The Company shared certain electricity supply with Liaoning Daxing Group for production use.

(i)               Antirust service charges

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Liaoning Daxing Group	$—	$108	$—

Liaoning Daxing Group provided certain antirust services to the Company.

(j)               Anticorrosion service charges

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Bright Wanbang	$3,301	$6,371	$2,631

Wuxi Bright Wanbang provided certain anticorrosion services to the Company.

Wuxi Eastar Co., Ltd., or Wuxi Eastar, is a limited liability company incorporated in China and controlled by Ms. Mengxuan Piao, Mr. Piao’s daughter. Wuxi Eastar acts as an agent for WSP Pipe to export products from China to Thailand, including: (i) raw materials, such as round steel bars, (ii) accessories, (iii) machinery and (iv) pipes. In 2011, we sold OCTG products and materials to Wuxi Eastar in the amount of approximately $12. We also purchased equipment and accessories from Wuxi Eastar in the amount of approximately $20,500, $6,300 and $2,800 for the years ended December 31, 2010, 2011 and 2012, respectively. In 2012, we sold $10,500 in OCTG products and raw materials to Wuxi Eastar and purchased $20,000 in raw materials from Wuxi Eastar.

In the 2012 transaction with Eastar, WSP Pipe purchased approximately $19,700 in raw materials, accessories, machinery and pipes from Wuxi Eastar. These purchases of raw materials and pipes from Wuxi Eastar were $17,200, at prices inclusive of VAT, and Wuxi Eastar retained the VAT export rebate of up to 13% of the purchase price that we were entitled in connection with acting as our agent (which includes certain expenses paid on behalf of the company, for instance, logistics/export expenses, and financing expenses, etc). The excess of the VAT export rebate, if any, over the expenses as indicated above was kept by Eastar as profit. The purchases of accessories and machinery from Wuxi Eastar were $2,500, at prices exclusive of VAT with a markup of 3% charged by Wuxi Eastar.

Based on a building lease agreement dated June 19, 2006 and subsequently amended, WSP China has rented from Wuxi Longhua a piece of land and certain buildings located in Wuxi, China for production and storing purposes, for which we paid $805, $844 and $119 in 2010, 2011 and 2012, respectively. The lease initially expired on August 31, 2009, and has been renewed for one-year terms, with the latest expiration date being December 31, 2013.

In 2011, for financing purposes, we utilized our credit facilities by issuing certain bank and commercial acceptance notes to Wuxi Longhua for its presentation to certain PRC banks for discounting and payment before the notes’ maturity dates, and the excess amount obtained through these notes were refunded by Wuxi Longhua to us. In view of the purpose and nature of the transactions, we accounted for them as financing transactions with the banks in our financial statements.

Wuxi Quanhua Material Co., Ltd., or Quanhua Material, a company controlled by Mr. Quanhua Piao, Mr. Piao’s brother, has been providing logistics services to us during the years ended December 31, 2010, 2011 and 2012, for which we paid fees of approximately $1,100, $1,700 and $1,700, respectively. On January 5, 2007, we entered into a Logistics Framework Agreement with Quanhua Material for the supply of logistics services at fees to be negotiated by the parties. This agreement initially expired on December 31, 2009 and is renewed every year for a one-year term, with the latest expiration date being December 31, 2013.

Xuyi Aihua Oil Pipe Anticorrosive Product Co., Ltd., or Xuyi Aihua, a company controlled by Mr. Quanhua Piao, has been providing chemical products, such as paint, to us since January 2007. In 2010, 2011 and 2012, we paid approximately $2,100, $3,100 and $2,700, respectively, in fees based on prices negotiated between Xuyi Aihua and us. We expect to continue to purchase products from Xuyi Aihua in the future.

Wuxi Bright Wanbang Oil & Gas Anticorrosion Co., Ltd., or Wuxi Wanbang, an investee company in which we hold a 29% equity interest, provided certain anticorrosion services and raw materials to us, which amounted to $3,300, $6,400 and $3,700 in fees for the years ended December 31, 2010, 2011 and 2012. In addition, Wuxi Wanbang purchased raw materials and equipment from us, which amounted to approximately $2,300, $3,400 and $900 for the years ended December 31, 2010, 2011 and 2012, respectively.

On January 26, 2011, Mr. Piao, along with another subsidiary of our company, entered into guarantees in favor of Bangkok Bank, in consideration of Bangkok Bank’s granting of credit and other banking facilities to WSP Pipe in an aggregate principal sum of Baht 705,000 and $63,000 (the “Bangkok Loan”). Pursuant to this guarantee, Mr. Piao has guaranteed the payment obligations of WSP Pipe for the indebtedness of WSP Pipe when due under the Bangkok Loan together with the interest accrued thereon and related fees and charges.

As of December 31, 2012, WSP Holdings and Houston OCTG provided guarantees for loans and facilities totaling $69,000 held by WSP Pipe. WSP China provided guarantees for loans and facilities totaling $241,900, including $233,000 in loans and facilities held by affiliates. Mr. Longhua Piao, our chairman and chief executive officer, provided guarantees for loans and facilities totaling $185,500, including $180,700 in loans and facilities held by affiliates.

Liaoning Daxing Steel Pipes Co., Ltd and related companies, or Liaoning Daxing Group, is a group of companies which holds a 30% equity interest in Liaoyang Seamless through Liaoning Pipe. In 2010, 2011 and 2012, Liaoning Daxing Group provided transportation services to us for approximately $176, $528 and $225, respectively. We purchased electricity power supply from Liaoning Daxing Group for approximately $127 in 2010. We also rented vehicles from Liaoning Daxing Group for approximately $23, $41 and nil for the years ended December 31, 2010, 2011 and 2012, respectively. In 2010, we purchased plant premises from Liaoning Daxing Group for approximately $4,200. In 2011, we purchased a motor vehicle from and sold a motor vehicle to Liaoning Daxing Group for approximately $16 and $30, respectively.

In 2010, for financing purposes, we utilized a portion of our credit facilities as bill financing by issuing certain bank and commercial acceptance notes to Liaoning Daxing Group. Taking into consideration their purpose and nature, we accounted for these transactions as financing transactions with the banks in our financial statements.

In 2011, we sold $19 of waste materials to Liaoning Daxing Group.

(k)              Bill financing

In 2009, the Company issued certain bank and commercial acceptance notes to Wuxi Longhua in amounts that are greater than the actual amounts of purchases for its presentation to certain PRC banks for discounting and payment before the notes’ maturity dates, and the excess amount obtained through these notes were refunded by Wuxi Longhua to the Company. Such transactions have been accounted for as financing transactions with the banks.

The Company had similar financial transactions with other related parties, namely Liaoyang Daze Spiral Welded Pipe Co., Ltd. (a related company of Liaoning Daxing Group controlled by non-controlling investors of subsidiaries) in 2010, Wuxi Longhua and Liaoning Daxing Group in 2011, Liaoning Daxing Group in 2012, respectively.